Vessels in Operation - Vessels Acquisitions 2025 (Table) (Details) Pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Koi [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,586	[1]
Year Built	2011	[1]
Property, Plant and Equipment, Additions	$ 30,000	[1]
Delivery Date	December 29, 2025	[1]
Lotus A [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,586	[1]
Year Built	2010	[1]
Property, Plant and Equipment, Additions	$ 30,000	[1]
Delivery Date	December 12, 2025	[1]
Czech [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	9,019	[2]
Year Built	2015	[2]
Property, Plant and Equipment, Additions	$ 68,391	[2]
Delivery Date	January 9, 2025	[2]

[1]	The charters of the two ECO 8,586 TEU Vessels resulted in an intangible liability of $38,122 that was recognized and will be amortized over the remaining useful life of the charters.
[2]	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.